INCOME TAX	12 Months Ended
Dec. 31, 2025
INCOME TAX
INCOME TAX

10. INCOME TAX

Income taxes are computed in accordance with Dutch, US and other national tax laws.

Nebius Group N.V. is incorporated in the Netherlands, and its taxable profits are subject to income tax at the rate of 25.8% for the years ended December 31, 2023, 2024 and 2025.

Income tax provision related to the Group’s continuing operations for the years ended December 31, 2023, 2024 and 2025 consisted of the following:

	2023	2024	2025
Current tax expense / (benefit) - Netherlands	—	(2.0)	1.1
Current tax expense - other	3.3	3.8	6.3
Total current tax expense	3.3	1.8	7.4
Deferred tax expense - Netherlands	—	—	(0.3)
Deferred tax (benefit) - other	(1.3)	(2.8)	(3.1)
Total deferred tax benefit	(1.3)	(2.8)	(3.4)
Total income tax expense / (benefit)	2.0	(1.0)	4.0
Effective tax rate	(0.7)%	0.3%	29.0%

No income tax expense or benefit was allocated to other comprehensive income for the years ended December 31, 2023, 2024 and 2025. Income tax expense and benefit allocated to discontinued operations are disclosed in Note 3.

The components of loss before income tax expense for the years ended December 31, 2023, 2024 and 2025 were as follows:

	2023	2024	2025
Profit / (loss) before income tax expense - Netherlands	(171.2)	(259.5)	148.0
Loss before income tax expense - other	(125.8)	(93.5)	(134.2)
Total profit / (loss) before income tax expense	(297.0)	(353.0)	13.8

The Group adopted ASU 2023-09 “Income Taxes (Topic 740): Improvements To Income Tax Disclosures” on a prospective basis beginning with the year ended December 31, 2025. The Company is domiciled in the Netherlands, therefore, the Dutch statutory income tax rate of 25.8% is used in the reconciliation table for the year ended December 31, 2025. The reconciliation table below is prepared in accordance with the disclosure requirements of ASU 2023-09, whereby reconciling items that individually or at an aggregated country level are equal to or greater than 5% of expected total tax expense, based on the Dutch statutory rate, are presented separately.

	2025
Expected expense / (income) at Dutch statutory income tax rate of 25.8%	3.6	26.1%
Domestic - Netherlands:
Non-taxable and nondeductible items:
Non-deductible share-based compensation	20.9	151.4%
Effect of revaluation of the investment in ClickHouse (Note 5)	(154.1)	(1,116.7)%
Effect of pick-up of financial results of equity method investments	7.5	54.3%
Effect of underwriters' fees on the follow-on public offering	(6.1)	(44.2)%
Other	0.4	2.9%
Changes in valuation allowances	96.0	695.7%
Foreign tax effects:
United States of America
Changes in valuation allowances	32.7	237.0%
Difference in foreign tax rates	7.3	52.9%
Non-deductible share-based compensation	0.8	5.8%
Cash payments in exchange of RSUs	(0.4)	(2.9)%
Other	0.2	1.4%
Israel
Change of estimation in permanent differences	1.2	8.7%
Difference in foreign tax rates	(0.7)	(5.1)%
Changes in valuation allowances	(5.1)	(37.0)%
Other	0.1	0.7%
Other foreign jurisdictions	(0.3)	(2.2)%
Income tax expense	4.0

The following table presents the required disclosures prior to our adoption of ASU 2023-09 and reconciles the Dutch statutory income tax rate to the actual global effective income tax rate for the years ended December 31, 2023 and 2024:

	2023	2024
Expected income at Dutch statutory income tax rate of 25.8%	(76.7)	(91.1)
Effect of:
Allocation of expenses from legal entities of disposed businesses	19.9	0.9
Non-deductible share-based compensation	7.5	5.2
Other expenses not deductible for tax purposes	18.3	8.3
Non-taxable inter-company dividends distribution	(5.7)	(7.9)
Difference in foreign tax rates	5.2	4.4
Change in valuation allowance	32.7	79.8
Other	0.8	(0.6)
Income tax expense/(benefit)	2.0	(1.0)

Movements in the valuation allowance were as follows:

	2023	2024	2025
Balance at the beginning of the period	(26.4)	(79.6)	(159.4)
Charged to expenses	(32.7)	(79.8)	(124.2)
Foreign currency translation adjustment	—	—	(0.5)
Other	(20.5)	—	—
Balance at the end of the period	(79.6)	(159.4)	(284.1)

Temporary differences between the financial statement carrying amounts and the tax bases of assets and liabilities and carryforwards gave rise to the following deferred tax assets and liabilities as of December 31, 2024 and 2025:

	2024	2025
Assets / (liabilities) arising from the tax effect of:
Deferred tax asset
Accrued expenses	2.3	1.4
Net operating loss carryforward	99.0	206.0
Intangible assets	49.3	38.4
Property and equipment	7.9	25.5
Operating lease liabilities	10.1	127.1
Other	9.9	38.2
Total deferred tax asset	178.5	436.6
Valuation allowance	(159.4)	(284.1)
Total deferred tax asset, net of valuation allowance	19.1	152.5
Deferred tax liability
Property and equipment	(0.1)	(14.4)
Deferred expenses	—	(0.8)
Operating lease assets	(10.5)	(125.2)
Other	(0.8)	(0.3)
Total deferred tax liability	(11.4)	(140.7)
Net deferred tax asset	7.7	11.8

Management has considered the amount of taxable income, including future reversals of deferred tax liabilities, required to realize the deferred tax assets and expects to generate sufficient taxable income to utilize them. Accordingly, management concludes that it is more likely than not that the deferred tax assets remaining on the balance sheet will be realized.

As of December 31, 2025, the Company had net operating loss carryforwards (“NOLs”) for Dutch income tax purposes of $140.6, which can be carried forward indefinitely. However, losses can only be fully deducted (on an annual basis) up to an amount of EUR 1 million plus 50% of the taxable profit that exceeds EUR 1 million.

As of December 31, 2025, the Dutch entities of the Group (other than the Company) also had NOLs for Dutch income tax purposes in the amount of $459.7.

NOLs for other jurisdictions income tax purposes amounted to $231.1 as of December 31, 2025 and related mostly to the USA, where such losses can be carried forward indefinitely.

The tax years 2021 – 2025 remain open for examination by the Dutch tax authorities with respect to the Company and Dutch subsidiaries. The tax years 2022 – 2025 remain open for examination by the US tax authorities with respect to the US subsidiaries. The tax years 2021 – 2025 remain open for examination by the Israeli tax authorities with respect to the Israeli subsidiaries.

Cash taxes paid

The Group adopted ASU 2023-09 on a prospective basis for the year ended December 31, 2025 and have included the following table as a result of our adoption, which presents income taxes paid (net of refunds received) for the year ended December 31, 2025 to each individual jurisdiction that are equal to or greater than 5% of total income taxes paid (net of refunds received) for the year ended December 31, 2025:

2025
Domestic taxes	—
Foreign taxes:
Finland	1.8
Israel	1.5
Other foreign jurisdictions	1.2
Total cash taxes paid	4.5

The following table presents the required disclosures prior to our adoption of ASU 2023-09 and includes a summary of income taxes paid for the years ended December 31, 2023 and December 31, 2024:

	2023	2024
Cash paid during the year for
Income taxes, net of refunds	2.0	3.7